SEGMENTED INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total non- current assets	$ 3,020.5	$ 2,758.8
Total assets	3,971.6	4,154.3
Total liabilities	1,654.5	1,608.8
Gold mines
Disclosure of operating segments [line items]
Total non- current assets	1,779.3	2,007.1
Total assets	2,252.1	2,684.9
Total liabilities	851.8	889.3
Gold mines | Burkina Faso
Disclosure of operating segments [line items]
Total non- current assets	860.0	976.9
Total assets	1,153.4	1,332.5
Total liabilities	275.4	284.4
Gold mines | Suriname
Disclosure of operating segments [line items]
Total non- current assets	579.5	698.5
Total assets	730.0	1,003.4
Total liabilities	315.7	399.0
Gold mines | Canada
Disclosure of operating segments [line items]
Total non- current assets	339.8	331.7
Total assets	368.7	349.0
Total liabilities	260.7	205.9
Côté Gold Project
Disclosure of operating segments [line items]
Total non- current assets	1,022.8	566.8
Total assets	1,118.1	618.2
Total liabilities	109.0	35.6
Exploration and evaluation and development
Disclosure of operating segments [line items]
Total non- current assets	120.0	85.7
Total assets	148.3	234.3
Total liabilities	9.4	11.6
Corporate
Disclosure of operating segments [line items]
Total non- current assets	98.4	99.2
Total assets	453.1	616.9
Total liabilities	$ 684.3	$ 672.3